CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2017	$ 78	$ 547,918	$ (114,076)	$ 114,785	$ 548,705
Balance (in shares) at Dec. 31, 2017	7,843
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(32,936)	(32,936)
Paid-in capital		10,000			10,000
Issuance of common stock	$ 71	168,641			168,712
Issuance of common stock (in shares)	7,096
Stock compensation	$ 3	1,003			1,006
Stock compensation (in shares)	298
Net movement in other comprehensive income			(4,634)		(4,634)
Balance at Dec. 31, 2018	$ 152	727,562	(118,710)	81,849	690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				131,253	131,253
Issuance of common stock	$ 94	53,473			53,567
Issuance of common stock (in shares)	9,418
Stock compensation	$ 2	4,239			4,241
Stock compensation (in shares)	134
Net movement in other comprehensive income			1,776		1,776
Balance at Dec. 31, 2019	$ 248	785,274	(116,934)	213,102	881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				153,550	153,550
Repurchase of common stock	$ (44)	(31,083)			(31,127)
Repurchase of common stock (in shares)	(4,339)
Stock compensation		1,199			1,199
Stock compensation (in shares)	(1)
Net movement in other comprehensive income			30,265		30,265
Balance at Dec. 31, 2020	$ 204	$ 755,390	$ (86,669)	$ 366,652	$ 1,035,577
Balance (in shares) at Dec. 31, 2020	20,449